Convertible notes (Table of Beneficial Conversion Features) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Debt Instrument [Line Items]
Interest accrued	$ 50,960
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Note Value	240,250
Convertible note (BCF)	185,321
Amortized BCF value	185,321
Interest accrued	124,867
Convertible Notes Issued April 15, 2011 [Member]
Debt Instrument [Line Items]
Note Value	124,000
Convertible note (BCF)	124,000
Amortized BCF value	124,000
Interest accrued	109,364
Convertible Notes Issued April 29, 2011 [Member]
Debt Instrument [Line Items]
Note Value	5,000
Convertible note (BCF)	10,000
Amortized BCF value	10,000
Interest accrued	1,368
Convertible Notes Issued March 14, 2012 [Member]
Debt Instrument [Line Items]
Note Value	40,000
Convertible note (BCF)	10,000
Amortized BCF value	10,000
Interest accrued	2,571
Convertible Notes Issued May 9, 2012 [Member]
Debt Instrument [Line Items]
Note Value	71,250
Convertible note (BCF)	41,321
Amortized BCF value	41,321
Interest accrued	$ 11,564